Investments in Associates and Joint Ventures - Summary of Details of Associates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
K Bank Inc. [member]
Disclosure of associates [line items]
Percentage of non-voting convertible stock are excluded	12.10%